Results for the year - Research and development costs - Research and Development Costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Employee costs (note 2.4)	kr 5,968	kr 6,288	kr 5,848
Amortisation and impairment losses, intangible assets (note 3.1)	522	769	211
Depreciation and impairment losses, property, plant and equipment	783	468	525
Other research and development costs	6,947	7,280	7,430
Total research and development costs	kr 14,220	kr 14,805	kr 14,014
As percentage of net sales	11.70%	13.20%	12.50%